Warrants and Options (Tables)	9 Months Ended
Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Warrant Outstanding

Exercise price is the weighted average for the respective warrants and end of period.

	Number of	Exercise
	Warrants	Price

Balance at December 31, 2022	15,958,126	$1.74
Warrants issued in Public Offering	9,260,554	0.093
Warrants issued for services	1,000,000	1.23
Warrants exercised in connection with Convertible notes	(1,200,000)	0.093
Warrants exercised in connection with public offering	(10,266,845)	0.093
Balance at December 31, 2023	14,751,835	$2.06
Warrants exercised in connection with public offering	(2,950,127)	1.40
Balance at September 30, 2024	11,801,708	$3.46

Warrants Exercisable at September 30, 2024	11,801,708	$3.46

Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date.

Reporting	Number of	Term	Exercise	Market Price on Grant	Volatility	Fair
Date	Options	(Years)	Price	Date	Percentage	Value
7/10 – 8/1/23	450,000	3 - 5	$0.46-1.13	$0.46-1.13	158-160%	$271,547
1/17 – 3/27/24	4,745,000	5 - 10	$2.19-2.37	$2.19-2.37	155-162%	$10,278,150
1/16 – 3/11/24	5,420,000	2.5	$1.57-1.96	$1.57-1.96	119-121%	$6,633,848
6/14 – 6/14/24	75,000	5	$1.17	$1.17	155%	$81,186
5/16 – 6/26/24	135,000	2.5	$1.06-1.44	$1.06-1.44	120%	$100,765
09/10 – 09/1/24	300,000	5	$1.00	$.928	158%	$278,526

Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
04/20/22	$706,977	5	$2.79	$1.11	281%	0.0287
11/11/22	$937,207	5	$1.00	$1.28	211%	0.0432

PIPE Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
1/23/2023	$2,311,614	3	$1.00	$0.65	287%	0.0388
1/23/2023	$2,602,996	5	$1.00	$0.65	371%	0.0361

Common Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Fair Value Using Black Scholes Method

				Market
	Relative			Price
Reporting	Fair	Term	Exercise	on Grant	Volatility	Risk-free
Date	Value	(Years)	Price	Date	Percentage	Rate
08/10-08/21/23	$364,960	5	$1.00-1.40	$0.87-1.18	151%	0.0421-0.0465
10/05/2023	$545,703	5	$1.00-6.00	$1.05	152%	0.0468